Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, stated at cost less accumulated depreciation
	As of December 31,
	2021	2020
Building	$3,061,496	$2,991,492
Vehicles	106,266	103,836
Electronic equipment	100,148	93,020
Furniture, fixtures and equipment	82,104	71,517
Leasehold improvements	442,563	30,652
Subtotal	3,792,577	3,290,517
Construction in progress	-	319,735
Less: Accumulated depreciation	441,256	212,979
Property and equipment, net	$3,351,321	$3,397,273